UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [   ];      Amendment Number:  _________
         This Amendment [   ]       is a restatement.
                        [   ]       adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             H. Mark Lunenburg
Address:          c/o Talon Capital, LLC
                  1001 Farmington Avenue, Suite 200
                  West Hartford, CT  06107

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        H. Mark Lunenburg
Phone:       (860) 920-1000

Signature, Place, and Date of Signing:

/s/ H. Mark Lunenburg              West Hartford, CT           February 11, 2005
---------------------------                                    -----------------
        [Signature]                  [City, State]                   [Date]

Report Type:

         [ ]      13F HOLDINGS REPORT
         [X]      13F NOTICE
         [ ]      13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name
Unknown                    Talon Capital, LLC